Segment Reporting (Schedule of Geographical Information (Detail) - USD ($) $ in Millions	3 Months Ended																6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2015		Mar. 31, 2015	[1],[2],[3]	Dec. 31, 2014	[1]	Sep. 30, 2014	[1]	Jun. 30, 2014		Mar. 31, 2014	[4],[6]	Dec. 31, 2013	[4],[7],[8]	Sep. 30, 2013	[4]	Dec. 31, 2014	Mar. 31, 2015	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	$ 361.9	[1]	$ 340.7		$ 323.9		$ 320.6		$ 298.1	[4],[5]	$ 283.2		$ 278.7		$ 269.7		$ 644.5	$ 985.2	$ 1,347.1	[1]	$ 1,129.7	[4]	$ 1,011.0
Long-lived assets	4,302.3								3,570.4										4,302.3		3,570.4		3,115.5
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers																			1,193.5		1,059.3		953.1
Long-lived assets	3,848.0								3,140.2										3,848.0		3,140.2		2,995.3
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers																			119.0		70.3		57.5
Long-lived assets	405.3								429.9										405.3		429.9		120.2
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers																					0.1		$ 0.4
Long-lived assets	0.3								$ 0.3										0.3		$ 0.3
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers																			34.6
Long-lived assets	$ 48.7																		$ 48.7

[1]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[2]	The Company realized an increase in revenue and operating expenses beginning February 23, 2015 as a result of the acquisition of Latisys.
[3]	The Company realized an increase in revenue and operating expenses beginning January 1, 2015 as a result of the acquisition of IdeaTek.
[4]	The Company realized an increase in revenue and operating expenses beginning August 1, 2013 as a result of the acquisition of Corelink.
[5]	The Company realized an increase in revenue and operating expenses beginning May 16, 2014 as a result of the acquisition of Geo.
[6]	The Company realized an increase in revenue and operating expenses beginning March 4, 2014 as a result of the acquisition of CoreXchange.
[7]	The Company realized an increase in revenue and operating expenses beginning October 1, 2013 as a result of the acquisition of Access.
[8]	The Company realized an increase in revenue and operating expenses beginning October 2, 2013 as a result of the acquisition of Fiberlink.